Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Disclosure of classes of share capital [text block]
in 000€, except share data	Totalnumber ofordinaryshares		Total share-holders'capital		Total share-premium
Outstanding at January 1, 2017	47,325,438		2,729		79,019
Equity settled share-based payments expense	−		−		820
Outstanding at January 1, 2018	47,325,438		2,729		79,839
Transfer share capital to share premium	−		−		−
Capital increase in cash - public offering	5,403,125		312		59,575
Expenses directly attributable to public offering	−		−		(4,003)
Capital increase via exercise of warrants	162,198		9		593
Equity settled share-based payments expense	−		−		633
Outstanding at January 1, 2019	52,890,761		3,050		136,637
Capital increase in cash - public offering and private placement		−		−		−
Expenses directly attributable to public offering	−		−		−
Capital increase via exercise of warrants	281,752		16		1,252
Equity settled share-based payments expense	−		−		201
Outstanding on December 31, 2019	53,172,513		3,066		138,090

Disclosure of reserves within equity [text block]
	As of December 31,
in 000€	2019	2018	2017*
Legal reserve	279	279	279
(Accumulated deficit)	(474)	(2,127)	(3,990)
Reserves	(195)	(1,848)	(3,711)